Distribution Date:	04/17/25	WFRBS Commercial Mortgage Trust 2014-C23
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 2)	16		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	17	Administrator	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939HAU9	1.663000%	43,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939HAV7	3.185000%	33,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939HAW5	3.711000%	8,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939HAX3	3.650000%	245,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939HAY1	3.917000%	257,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92939HAZ8	3.636000%	70,822,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939HBA2	4.210000%	56,451,000.00	50,989,385.40	314,179.62	178,887.76	0.00	0.00	493,067.38	50,675,205.78	81.67%	24.00%
B	92939HBB0	4.424977%	44,691,000.00	44,691,000.00	0.00	164,797.21	0.00	0.00	164,797.21	44,691,000.00	65.51%	19.25%
C	92939HBC8	3.897977%	35,281,000.00	35,281,000.00	0.00	114,603.78	0.00	0.00	114,603.78	35,281,000.00	52.75%	15.50%
D	92939HAJ4	4.040977%	76,444,000.00	76,444,000.00	0.00	257,423.71	0.00	0.00	257,423.71	76,444,000.00	25.10%	7.38%
E	92939HAL9	3.400000%	11,761,000.00	11,761,000.00	0.00	33,322.83	0.00	0.00	33,322.83	11,761,000.00	20.84%	6.13%
F	92939HAN5	3.400000%	17,641,000.00	17,641,000.00	0.00	49,982.83	0.00	0.00	49,982.83	17,641,000.00	14.46%	4.25%
G	92939HAQ8	3.400000%	39,986,629.00	39,986,629.00	0.00	124,769.54	0.00	0.00	124,769.54	39,986,629.00	0.00%	0.00%
R	92939HAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			940,849,630.00	276,794,014.40	314,179.62	923,787.66	0.00	0.00	1,237,967.28	276,479,834.78

X-A	92939HBE4	0.214977%	715,045,000.00	50,989,385.40	0.00	9,134.63	0.00	0.00	9,134.63	50,675,205.78
X-B	92939HBF1	0.306539%	156,416,000.00	156,416,000.00	0.00	39,956.32	0.00	0.00	39,956.32	156,416,000.00
X-C	92939HAA3	1.024977%	11,761,000.00	11,761,000.00	0.00	10,045.63	0.00	0.00	10,045.63	11,761,000.00
X-D	92939HAC9	1.024977%	17,641,000.00	17,641,000.00	0.00	15,068.02	0.00	0.00	15,068.02	17,641,000.00
X-E	92939HAE5	1.024977%	39,986,629.00	39,986,629.00	0.00	34,154.48	0.00	0.00	34,154.48	39,986,629.00
X-Y	92939HAG0	0.000000%	39,033,711.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			979,883,340.00	276,794,014.40	0.00	108,359.08	0.00	0.00	108,359.08	276,479,834.78

Deal Distribution Total					314,179.62	1,032,146.74	0.00	0.00	1,346,326.36

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939HAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939HAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939HAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939HAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939HAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92939HAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939HBA2	903.25034809	5.56552798	3.16890330	0.00000000	0.00000000	0.00000000	0.00000000	8.73443128	897.68482011
B	92939HBB0	1,000.00000000	0.00000000	3.68748092	0.00000000	0.00000000	0.00000000	0.00000000	3.68748092	1,000.00000000
C	92939HBC8	1,000.00000000	0.00000000	3.24831439	0.00000000	0.00000000	0.00000000	0.00000000	3.24831439	1,000.00000000
D	92939HAJ4	1,000.00000000	0.00000000	3.36748090	0.00000000	0.00000000	0.00000000	0.00000000	3.36748090	1,000.00000000
E	92939HAL9	1,000.00000000	0.00000000	2.83333305	0.00000000	0.00000000	0.00000000	0.00000000	2.83333305	1,000.00000000
F	92939HAN5	1,000.00000000	0.00000000	2.83333314	0.00000000	0.00000000	0.00000000	0.00000000	2.83333314	1,000.00000000
G	92939HAQ8	1,000.00000000	0.00000000	3.12028153	(0.28694817)	26.05648103	0.00000000	0.00000000	3.12028153	1,000.00000000
R	92939HAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939HBE4	71.30933773	0.00000000	0.01277490	0.00000000	0.00000000	0.00000000	0.00000000	0.01277490	70.86995333
X-B	92939HBF1	1,000.00000000	0.00000000	0.25544906	0.00000000	0.00000000	0.00000000	0.00000000	0.25544906	1,000.00000000
X-C	92939HAA3	1,000.00000000	0.00000000	0.85414761	0.00000000	0.00000000	0.00000000	0.00000000	0.85414761	1,000.00000000
X-D	92939HAC9	1,000.00000000	0.00000000	0.85414772	0.00000000	0.00000000	0.00000000	0.00000000	0.85414772	1,000.00000000
X-E	92939HAE5	1,000.00000000	0.00000000	0.85414752	0.00000000	0.00000000	0.00000000	0.00000000	0.85414752	1,000.00000000
X-Y	92939HAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/25 - 03/30/25	30	0.00	9,134.63	0.00	9,134.63	0.00	0.00	0.00	9,134.63	0.00
X-B	03/01/25 - 03/30/25	30	0.00	39,956.32	0.00	39,956.32	0.00	0.00	0.00	39,956.32	0.00
X-C	03/01/25 - 03/30/25	30	0.00	10,045.63	0.00	10,045.63	0.00	0.00	0.00	10,045.63	0.00
X-D	03/01/25 - 03/30/25	30	0.00	15,068.02	0.00	15,068.02	0.00	0.00	0.00	15,068.02	0.00
X-E	03/01/25 - 03/30/25	30	0.00	34,154.48	0.00	34,154.48	0.00	0.00	0.00	34,154.48	0.00
X-Y	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	03/01/25 - 03/30/25	30	0.00	178,887.76	0.00	178,887.76	0.00	0.00	0.00	178,887.76	0.00
B	03/01/25 - 03/30/25	30	0.00	164,797.21	0.00	164,797.21	0.00	0.00	0.00	164,797.21	0.00
C	03/01/25 - 03/30/25	30	0.00	114,603.78	0.00	114,603.78	0.00	0.00	0.00	114,603.78	0.00
D	03/01/25 - 03/30/25	30	0.00	257,423.71	0.00	257,423.71	0.00	0.00	0.00	257,423.71	0.00
E	03/01/25 - 03/30/25	30	0.00	33,322.83	0.00	33,322.83	0.00	0.00	0.00	33,322.83	0.00
F	03/01/25 - 03/30/25	30	0.00	49,982.83	0.00	49,982.83	0.00	0.00	0.00	49,982.83	0.00
G	03/01/25 - 03/30/25	30	1,053,384.93	113,295.45	0.00	113,295.45	(11,474.09)	0.00	0.00	124,769.54	1,041,910.84
Totals			1,053,384.93	1,020,672.65	0.00	1,020,672.65	(11,474.09)	0.00	0.00	1,032,146.74	1,041,910.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939HBA2	4.210000%	56,451,000.00	50,989,385.40	314,179.62	178,887.76	0.00	0.00	493,067.38	50,675,205.78
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939HBB0	4.424977%	44,691,000.00	44,691,000.00	0.00	164,797.21	0.00	0.00	164,797.21	44,691,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939HBC8	3.897977%	35,281,000.00	35,281,000.00	0.00	114,603.78	0.00	0.00	114,603.78	35,281,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			136,423,000.03	130,961,385.40	314,179.62	458,288.75	0.00	0.00	772,468.37	130,647,205.78

Exchangeable Certificate Details
PEX	92939HBD6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	1,346,326.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,026,334.28	Master Servicing Fee	4,958.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	930.83
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	119.08
ARD Interest	0.00	Trust Advisor Fee	221.36
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,026,334.28	Total Fees	6,439.72

Principal		Expenses/Reimbursements
Scheduled Principal	314,179.62	Reimbursement for Interest on Advances	9,238.21
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,005.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(29,495.58)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	314,179.62	Total Expenses/Reimbursements	(12,252.17)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,032,146.74
Excess Liquidation Proceeds	0.00	Principal Distribution	314,179.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,346,326.36
Total Funds Collected	1,340,513.90	Total Funds Distributed	1,340,513.91

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	276,583,008.08	276,583,008.08	Beginning Certificate Balance	276,794,014.40
(-) Scheduled Principal Collections	314,179.62	314,179.62	(-) Principal Distributions	314,179.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	276,268,828.46	276,268,828.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	276,837,102.60	276,837,102.60	Ending Certificate Balance	276,479,834.78
Ending Actual Collateral Balance	276,551,972.61	276,551,972.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	211,006.32
Beginning Cumulative Advances	0.00	211,006.68	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	211,006.32
Ending Cumulative Advances	0.00	211,006.68	Net WAC Rate	4.43%
			UC / (OC) Interest	778.08
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	114,905,251.63	41.59%	(5)	4.4978	0.991568
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	1	44,693,576.83	16.18%	(8)	4.5000	1.210600
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	116,670,000.00	42.23%	(7)	4.0500	2.036900
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	46,888,737.58	16.97%	(2)	4.3932	0.715618	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	44,693,576.83	16.18%	(8)	4.5000	1.210600	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	1	68,016,514.05	24.62%	(8)	4.5700	1.181800	Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	1	116,670,000.00	42.23%	(7)	4.0500	2.036900
Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	139,283,611.91	50.42%	(7)	4.0906	1.866653
							Mixed Use	5	83,090,366.60	30.08%	(8)	4.5573	1.187025
Maryland	1	1,267,153.98	0.46%	(8)	4.5000	1.210600
							Office	5	156,890,146.58	56.79%	(5)	4.1623	1.709180
New York	2	92,291,639.72	33.41%	(5)	4.5463	0.992368
							Retail	9	36,288,315.28	13.14%	(9)	4.3754	1.072070
Virginia	4	9,899,640.47	3.58%	(8)	4.5000	1.210600
							Totals	19	276,268,828.46	100.00%	(7)	4.3091	1.468452
Washington, DC	10	33,526,782.38	12.14%	(8)	4.5000	1.210600

Totals	19	276,268,828.46	100.00%	(7)	4.3091	1.468452

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	116,670,000.00	42.23%	(7)	4.0500	2.036900	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	91,582,314.41	33.15%	(5)	4.4453	0.957177	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	68,016,514.05	24.62%	(8)	4.5700	1.181800	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
	Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	61 months or less	5	276,268,828.46	100.00%	(7)	4.3091	1.468452	Interest Only	1	116,670,000.00	42.23%	(7)	4.0500	2.036900
62 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	91,582,314.41	33.15%	(5)	4.4453	0.957177
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	1	68,016,514.05	24.62%	(8)	4.5700	1.181800
	Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	184,686,514.05	66.85%	(7)	4.2415	1.721983			No outstanding loans in this group
	13 months to 24 months	3	91,582,314.41	33.15%	(5)	4.4453	0.957177
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	276,268,828.46	100.00%	(7)	4.3091	1.468452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310925932	OF	Los Angeles	CA	Actual/360	4.050%	406,886.62	0.00	0.00	N/A	09/01/24	--	116,670,000.00	116,670,000.00	02/01/25
3	310925839	MU	New York	NY	Actual/360	4.570%	268,018.77	90,182.05	0.00	N/A	08/11/24	08/11/27	68,106,696.10	68,016,514.05	03/11/25
4	440000401	Various Various		Various	Actual/360	4.500%	173,695.47	131,060.94	0.00	N/A	08/01/24	--	44,824,637.77	44,693,576.83	03/01/25
6	440000420	OF	Albany	NY	Actual/360	4.480%	93,849.08	52,113.37	0.00	N/A	09/01/25	--	24,327,239.04	24,275,125.67	04/06/25
9	820923764	RT	Antioch	CA	Actual/360	4.300%	83,884.34	40,823.26	0.00	N/A	07/11/24	07/11/25	22,654,435.17	22,613,611.91	03/11/25
Totals							1,026,334.28	314,179.62	0.00				276,583,008.08	276,268,828.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,700,416.00	0.00	--	--	01/08/25	59,123,165.00	0.00	404,396.07	770,572.94	0.00	0.00
3	27,593,331.00	0.00	--	--	--	0.00	0.00	357,027.87	357,027.87	0.00	0.00
4	4,995,361.07	1,170,019.90	01/01/24	03/31/24	02/11/25	0.00	0.00	303,984.43	303,984.43	0.00	0.00
6	789,122.45	514,955.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,639,843.00	405,488.00	01/01/24	03/31/24	--	0.00	0.00	124,122.36	124,122.36	0.00	0.00
Totals	71,718,073.52	2,090,462.95				59,123,165.00	0.00	1,189,530.73	1,555,707.60	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309068%	4.093580%	(7)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309274%	4.093797%	(6)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,703,213.13	1	6,022,256.98	0	0.00	4.309521%	4.094063%	(5)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,290,658.01	4.313754%	4.096979%	(4)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.321120%	4.102820%	(3)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.321317%	4.103033%	(2)
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	2,344,469.96	4.321498%	4.103227%	(1)
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	20,834,383.14	4.359414%	4.211208%	0
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	2,511,130.39	4.387827%	4.266145%	1
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,514,109.20	4.402827%	4.310839%	2
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	892,204.88	4.415842%	4.355154%	3
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,000,000.00	4.417484%	4.358130%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310925932	02/01/25	1	5	404,396.07	770,572.94	0.00	116,670,000.00	07/01/24	13
3	310925839	03/11/25	0	A	357,027.87	357,027.87	0.00	68,106,696.10
4	440000401	03/01/25	0	5	303,984.43	303,984.43	3,586.45	44,845,715.67	07/18/24	13
9	820923764	03/11/25	0	A	124,122.36	124,122.36	1,075.00	22,654,435.17	07/11/24	1
Totals					1,189,530.73	1,555,707.60	4,661.45	252,276,846.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		161,363,577	0	161,363,577		0
0 - 6 Months		46,888,738	46,888,738	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		68,016,514	68,016,514	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	276,268,828	159,598,828	116,670,000	0	0	0
Mar-25	276,583,008	115,088,370	116,670,000	44,824,638	0	0
Feb-25	276,955,832	92,610,626	0	184,345,205	0	0
Jan-25	283,266,375	209,421,680	0	0	73,844,695	0
Dec-24	290,861,783	166,883,551	0	0	123,978,232	0
Nov-24	291,187,101	209,713,847	0	0	81,473,254	0
Oct-24	291,489,421	209,853,215	0	0	81,636,206	0
Sep-24	413,403,242	148,602,316	0	0	264,800,925	0
Aug-24	544,894,498	469,322,973	0	0	75,571,525	0
Jul-24	593,422,780	593,422,780	0	0	0	0
Jun-24	621,204,486	621,204,486	0	0	0	0
May-24	651,099,964	651,099,964	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310925932	116,670,000.00	116,670,000.00	212,500,000.00	12/16/24	33,549,389.00	2.03690	12/31/24	09/01/24	I/O
4	440000401	44,693,576.83	44,845,715.67	80,410,000.00	08/29/24	1,106,830.65	1.21060	03/31/24	08/01/24	232
6	440000420	24,275,125.67	24,275,125.67	18,000,000.00	10/25/24	404,305.05	0.46160	06/30/23	09/01/25	232
9	820923764	22,613,611.91	22,654,435.17	24,500,000.00	08/22/24	369,765.00	0.98830	03/31/24	07/11/24	232
Totals		208,252,314.41	208,445,276.51	335,410,000.00		35,430,289.70

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310925932	OF	CA	07/01/24	13

4.1.2025: The loan transferred to Special Servicing on 7/2/2024 for imminent maturity default and subsequently defaulted on the maturity date of 9/1/2024. The loan is secured by the fee simple interest in a 1,421,711 SF, high-rise office property loc ated in Los Angeles, CA. Special Servicing transferred to Mount Street effective 11/26/2024. The Borrower has executed a PNA and as such the replacement Special Servicer has had preliminary modification/extension discussions with the Borrower. Due to the Borrower being non-committal at the present, the Special Servicer intends to pursue rights and remedies as afforded by the loan documents. Loan is cash managed. The property is 66.7% occupied as of March 2025.

4	440000401	Various	Various	07/18/24	13

The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan is secured by 14 commercial properties across the greater DC area. A pre-negotiation agreement was executed on 8.9.2024. The loan transferred to CW CAM on 7/23/24. Negotiations are underway with the Borrower. Additionally, site inspections an appraisals have been finalized. Additionally, a partial collateral release was granted and 856 Rockville Pike and 717 6th St were sold. Net proceeds were used to pay down the loan.

6	440000420	OF	NY	09/30/24	1

The loan transferred to Special Servicing effective 9/30/2024 for imminent maturity default. The loan matures on 9/1/2025. The subject is a 177,188 SF, best-in-class, 12-story office tower located in downtown Albany, NY and was built in 2004. As of M arch 2025, the Property was 78% leased. Borrower is nearly at lease with a law firm to take up to an entire floor of vacancy (15,641 RSF; 8.8% of NRA) which would bring the Property to ~86% leased. The law firm may end up only taking half of the floo r, but discussions are ongoing. A site inspection was completed in November and noted the Property is in good condition with no observed deferred maintenance. Borrower and Lender closed on a Loan Modification on

4/10/2025 with a 4/6/2025 Effective Da te that extends the Maturity Date from 9/1/2025 to 9/1/2026 in exchange for an upfront equity contribution to be used towards future TI/LC. CWCAM is currently working to board the modification.

9	820923764	RT	CA	07/11/24	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	440000420	0.00	4.48000%	0.00	2.00000%	9	03/30/21	03/30/21	--
6	440000420	0.00	4.48000%	0.00	4.48000%	9	04/10/25	03/30/21	--
9	820923764	0.00	4.30000%	0.00	4.30000%	1	01/24/25	01/24/25	--
26	302530026	0.00	4.66000%	0.00	4.66000%	9	10/28/20	10/15/20	--
42	416000159	4,119,101.43	4.80000%	4,119,101.43	4.80000%	10	07/01/20	06/01/20	08/11/20
42	416000159	0.00	4.80000%	0.00	4.80000%	10	08/11/20	06/01/20	07/01/20
Totals		4,119,101.43		4,119,101.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	440000412 01/17/25	7,308,231.77	10,200,000.00	7,932,696.12	624,464.35	7,932,696.12	7,308,231.77	0.00	0.00	0.00	0.00	0.00%
88	410922481 10/18/24	977,576.76	2,430,000.00	1,047,203.61	63,238.80	1,047,203.61	983,964.81	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,285,808.53	12,630,000.00	8,979,899.73	687,703.15	8,979,899.73	8,292,196.58	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	440000412	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
88	410922481	10/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	25,116.46	0.00	0.00	0.00	0.00	0.00	3,433.21	0.00	0.00	0.00
4	0.00	0.00	8,376.07	0.00	(29,495.58)	0.00	0.00	0.00	2,374.53	0.00	0.00	0.00
6	0.00	0.00	3,777.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	(29,264.82)	0.00	0.00	0.00	0.00	0.00	3,430.47	0.00	0.00	0.00
Total	0.00	0.00	8,005.20	0.00	(29,495.58)	0.00	0.00	0.00	9,238.21	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(12,252.17)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27